BUSINESS ACQUISITION - Exercise call option (Details) $ in Millions, $ in Millions						4 Months Ended	8 Months Ended
	Jul. 31, 2024 ARS ($)	Jul. 31, 2024 USD ($)	May 21, 2024 ARS ($)	May 21, 2024 USD ($)	May 20, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 ARS ($)	Sep. 30, 2025 ARS ($)	May 20, 2024 ARS ($)	May 20, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Cash paid	$ 5,847	$ 6.6	$ 5,333	$ 6.0		$ 12.6
Revenue							$ 8,966
Net income							$ 3,752
Television Dirigida | Minority shareholders | Manda S.A
Disclosure of detailed information about business combination [line items]
Percentage of equity interest and voting rights held					0.007%
Purchase of minority interests					$ 3,108.0
Naperville Investments LLC | Television Dirigida
Disclosure of detailed information about business combination [line items]
Acquisition percentage									51.00%	51.00%
Total consideration								$ 23,474	$ 14,583	$ 16.4
Call option								$ 5,479	$ 3,403	$ 3.8